Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2012
Actavis Group [Member]
Allocation of Consideration Transferred

The following table summarizes the preliminary fair values of the tangible and identifiable intangible assets acquired and liabilities assumed at acquisition date, with the excess being allocated to goodwill.

(in millions)	Amount
Cash and cash equivalents	$110.5
Accounts receivable	527.9
Inventories	680.1
Other current assets	285.1
Property, plant & equipment	763.0
Other long term assets	16.9
IPR&D intangible assets	272.9
Intangible assets	2,254.8
Goodwill	2,904.2
Current liabilities	(1,396.1)
Long-term deferred tax and other tax liabilities	(737.5)
Other long term liabilities	(176.0)
Long-term debt and capital leases	(14.1)
Minority interest	(21.9)

Net assets acquired	$5,469.8

Unaudited Pro Forma Results of Operations

Accordingly, such pro forma amounts are not necessarily indicative of the results that actually would have occurred had the acquisition been completed on the dates indicated, nor are they indicative of the future operating results of the combined company (in millions, except per share amounts):

(Unaudited)	Year Ended December 31,
(in millions, except per share data)	2012	2011
Net revenues	$8,082.7	$7,090.7
Net income attributable to common shareholders	111.6	(429.4)
Earnings (loss) per share:
Basic	$0.86	$(3.35)
Diluted	$0.85	$(3.29)

Ascent Pharmahealth Ltd [Member]
Allocation of Consideration Transferred

The following table summarizes the final fair values of the tangible and identifiable intangible assets acquired and liabilities assumed at acquisition date (in millions):

Amount
Cash and cash equivalents	$9.1
Accounts receivable	29.7
Inventories	27.2
Other current assets	3.3
Property, plant & equipment	4.4
Intangible assets	192.6
Goodwill	214.3
Current liabilities	(35.7)
Long-term deferred tax and other tax liabilities	(51.8)
Other long term liabilities	(0.4)
Long-term debt	(0.1)

Net assets acquired	$392.6

Specifar [Member]
Allocation of Consideration Transferred

The following table summarizes the final fair values of the tangible and identifiable intangible assets acquired and liabilities assumed at acquisition date, with the excess being allocated to goodwill (in millions):

Amount
Cash and cash equivalents	$0.6
Accounts receivable	20.6
Inventories	27.1
Other current assets	9.3
Property, plant & equipment	65.1
IPR&D intangible assets	164.3
Intangible assets	265.1
Goodwill	195.1
Other assets	5.6
Current liabilities	(28.4)
Long-term deferred tax and other tax liabilities	(94.6)
Long-term debt	(27.9)
Other long-term liabilities	(42.4)

Net assets acquired	$559.5